Derivative Instruments and Hedging Activities - Effect of Gain (Loss) on Cross Currency Swaps on Consolidated Statements of Income (Detail) (Foreign Exchange and Other Derivative Financial Instruments [Member], USD $)
In Thousands, unless otherwise specified
	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Total realized and unrealized losses on cross-currency swaps	$ (14,305)	$ (9,010)	$ (6,714)	$ (26,987)
Cross currency swaps agreement partial termination [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized (losses) gains				6,800
Cross currency swaps agreements [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized (losses) gains	(38)	297	(22)	1,022
Unrealized losses	$ (14,267)	$ (9,307)	$ (6,692)	$ (34,809)